VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
VALUATION AND QUALIFYING ACCOUNTS
VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
(in thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Income tax valuation allowance, deducted from deferred tax assets:
Year ended December 31, 2011	$79,420	$9,600	$—	$—	$89,020
Year ended December 31, 2010	67,131	12,289	—	—	79,420
Year ended December 31, 2009	45,126	22,005	—	—	67,131